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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
              METLIFE OF CT FUND UL II FOR VARIABLE LIFE INSURANCE
           METLIFE OF CT VARIABLE LIFE INSURANCE SEPARATE ACCOUNT ONE
           METLIFE OF CT VARIABLE LIFE INSURANCE SEPARATE ACCOUNT TWO METLIFE OF CT VARIABLE LIFE INSURANCE SEPARATE ACCOUNT THREE

                           VARIABLE SURVIVORSHIP LIFE
                        METLIFE VARIABLE LIFE ACCUMULATOR
                  METLIFE VARIABLE LIFE ACCUMULATOR (SERIES 2)
                                  MARKETLIFE(R)
                                     INVEST
                                   VINTAGELIFE
                            PORTFOLIO ARCHITECT LIFE

                          SUPPLEMENT DATED MAY 28, 2008
                                     TO THE
                   PROSPECTUS SUPPLEMENTS DATED APRIL 28, 2008

This supplement changes certain information contained in the April 28, 2008 prospectus supplement that we sent to you. The financial statements of MetLife Insurance Company of Connecticut included in the prospectus supplement are replaced with the attached financial statements. You should read and retain this supplement.